Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

Note 18 — Income Taxes

A. The corporate Israeli tax rate is 23%.

B. The U.S. Federal income tax rate is 21%.

C. The Company has final tax assessments for all years up to and including the tax year ended December 31, 2020. The subsidiary has final tax assessments for all years up to and including the tax year ended December 31, 2021.

D. As of December 31, 2025 and 2024, the Company has accumulated carryforward net operating losses in Israel, amounting to approximately NIS 97,101 thousand (approximately $30,439 thousand) and NIS 73,186 thousand (approximately $20,066 thousand), respectively.

E. The Technological Enterprise Incentives Regime (Amendment 73 to the Investments Law):

The Israeli Law for Encouragement of Capital Investments, 1959 (the “Investments Law”) and Amendment 73 to the Law effective from January 1, 2017, introduced a benefit regime for “Preferred Technology Enterprises” (“PTE”), granting a 12% tax rate in central Israel on income deriving from benefited intangible assets, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual research and development expenditure and research and development employees, as well as having at least 25% of annual income derived from exports to large markets. PTE is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. The Company believes it qualifies as a Preferred Technology Enterprise and accordingly is eligible for a tax rate of 12% on its qualifying preferred technology income, as defined in such regulations. The Company expects that it will continue to qualify as a Preferred Technology Enterprise in subsequent tax years. Income not eligible for Preferred Enterprise or Preferred Technology Enterprise benefits is taxed at the regular corporate tax rate, which remains 23%.

F. Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Deferred tax assets:
Operating loss carryforwards	3,653	2,408
Accruals	55	46
Research and development expenses	664	452
Lease liability	57	69
Total deferred tax assets	4,429	2,975

Deferred tax liabilities:
ROU asset	(57)	(68)
Total deferred tax liabilities	(57)	(68)
Valuation allowance	(4,372)	(2,907)
Net deferred tax assets after valuation allowance	—	—

The Company has provided a valuation allowance for the full amount of its deferred tax assets since realization of these future benefits was not sufficiently assured as of December 31, 2025 and 2024. Should the Company achieve profitability, these deferred tax assets may be available to offset future income tax liabilities and expense.

Roll forward of valuation allowance:

The following table presents the reconciliation of the beginning and ending valuation allowance:

USD thousands
Balance as of December 31, 2023	(1,975)
Additions	(932)
Balance as of December 31, 2024	(2,907)
Additions	(1,465)
Balance as of December 31, 2025	(4,372)

G. Theoretical tax

The following presents the adjustment between the theoretical income tax benefit that would result from applying the corporate Israeli tax rate to loss before income taxes amount and the reported tax on income included in the financial statements:

	December 31, 2025	December 31, 2024
	USD thousands	USD thousands
Loss before income taxes	(12,798)	(15,596)
Statutory income tax rate	23%	23%
Computed “expected” income tax benefit	(2,944)	(3,587)
Foreign tax rate differences	(1)	(1)
Reduced taxes on preferred enterprises	1,228	1,702
Non deductible share-based compensation	358	185
Exchange rate differences	(103)	41
Nondeductible expenses	12	742
Other	6	—
Change in valuation allowance	1,465	932
Tax on income	21	14